Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 6,126,663	$ 5,105,168
Less: accumulated depreciation	(2,901,990)	(2,680,596)
Total property, plant and equipment, net	3,224,673	2,424,572
Buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,607,134	3,586,301
Plant and machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	736,003	299,916
Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,065,880	1,006,797
Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	244,701	212,154
Leasehold improvement Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	295,475
Construction in progress [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 177,470